CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	£ 2,043	£ 2,054
Not later than one year [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	259	275
Later than one year and not later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	807	845
Later than five years [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Operating Lease Commitments [Line Items]
Operating lease commitments	£ 977	£ 934